Life Insurance Operations (Tables)	9 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income for the nine and three months ended December 31, 2021 and 2022 consist of the following:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Life insurance premiums	¥311,165	¥328,308
Life insurance related investment income*	37,536	28,009

	¥348,701	¥356,317

*
Life insurance related investment income for the nine months ended December 31, 2021 and 2022 include net unrealized holding a gain of ¥12,096 million and a loss of ¥9,301 million on equity securities held as of December 31, 2021 and 2022, respectively.

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Life insurance premiums	¥102,690	¥107,546
Life insurance related investment income (loss)*	13,214	(14,440)

	¥115,904	¥93,106

*
Life insurance related investment income
 (
loss
)
for the three months ended December 31, 2021 and 2022 include net unrealized holding a gain of ¥3,008 million and a loss of ¥357 million on equity securities held as of December 31, 2021 and 2022, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the nine and three months ended December 31, 2021 and 2022, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Reinsurance benefits	¥1,114	¥1,080
Reinsurance premiums	(3,272)	(3,560)

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Reinsurance benefits	¥262	¥423
Reinsurance premiums	(1,046)	(1,170)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the nine and three months ended December 31, 2021 and 2022 are mainly as follows:

	Millions of yen
	Nine months ended December 31, 2021	Nine months ended December 31, 2022
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥13,282	¥(10,994)
Net gains or losses from derivative contracts :	(1,359)	(203)
Futures	(1,206)	200
Foreign exchange contracts	(153)	(403)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(50,289)	¥(35,931)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	58,161	23,179
Changes in the fair value of the reinsurance contracts	1,028	76

	Millions of yen
	Three months ended December 31, 2021	Three months ended December 31, 2022
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥2,419	¥826
Net gains or losses from derivative contracts :	(198)	(455)
Futures	(83)	(652)
Foreign exchange contracts	(115)	197

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(10,004)	¥(7,286)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	11,145	6,213
Changes in the fair value of the reinsurance contracts	295	564